Share-based Payments - Stock Options Outstanding and Exercisable (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Share Based Payment Arrangements [Abstract]
Options outstanding, beginning of year | shares	4,481	4,876
Granted | shares	819	976
Exercised | shares		(337)
Expired | shares	(711)	(1,034)
Options outstanding, end of year | shares	4,589	4,481
Options exercisable, end of year | shares	2,797	2,585
Options outstanding, beginning of year | $ / shares	$ 2.86	$ 3.60
Granted | $ / shares	0.79	2.83
Exercised | $ / shares		2.18
Expired | $ / shares	4.99	6.55
Options outstanding, end of year | $ / shares	2.16	2.86
Options exercisable, end of year | $ / shares	$ 2.35	$ 3.01